DISSOLUTION OF SUBSIDIARIES	12 Months Ended
Sep. 30, 2018
NOTE 14. DISSOLUTION OF SUBSIDIARIES

On October 1, 2017, the Company dissolved its subsidiary – AlphaRx International Holdings Limited.

AlphaRx International Holdings Limited ("AIH") was incorporated on August 24, 2004 in British Virgin Islands, which is a wholly-owned subsidiary of UMeWorld Limited.

On June 22, 2006, AIH, previously a wholly-owned subsidiary of the Company issued 1,500 shares of its common stock to New Super Limited (“NSL”), an independent Hong Kong based corporation, at a price of approximately HK$6,667 per share or HK$10,000,000 (equivalent to US$1,288,826) in cash. As a result, AIH’s issued and outstanding shares were increased to 10,000 shares and the Company’s interest in AIH was reduced to 85%. With the consolidation of only 85% of AIH, a non-controlling interest was established, representing amounts owing to the minority shareholder. The capital infusion into AIH is accounted for as additional paid in capital on the consolidated financial statements of the Company.

On May 18, 2010, AIH issued 625 shares of its common stock to New Super Limited (“NSL”) at a price of approximately HK$2,166 per share, or HK$1,353,750 (equivalent to US$173,292) in cash, representing a further 5% non-controlling interest and increasing the total of the non-controlling interest to 20% after the infusion.

AlphaRx Life Science Limited ("ALS") was incorporated on July 21, 2004 in Hong Kong, which is a wholly-owned subsidiary of AIH.

The Company decided to deconsolidate the above two subsidiaries as of October 1, 2017. Per ASC 205-20-45-1B, a disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial result. In this case, the Company's situation did not meet the definition of discontinued operation. Instead, ASC 810-10-40 Derecognition: Deconsolidation of a subsidiary or Derecognition of a Group of Assets was applied. For the year ended September 30, 2018, the Company recognized a gain on dissolution of subsidiaries of $223,953.

An analysis of the carrying amount of the deconsolidated subsidiaries’ assets and liabilities is as follows:

As of October 1, 2017

Cash	$-
Due to related parties	1,447,881

Debt forgiven by related parties	(1,447,881)

Net asset	$-